Condensed Consolidated Interim Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Consolidated Interim Balance Sheets [Abstract]
Trade receivables, related party	$ 200	$ 398
Accounts receivable, allowance for doubtful accounts	$ 787	$ 615	$ 544